UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07665

FBR Family of Funds

(Exact name of registrant as specified in charter)

4922 Fairmont Avenue Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

FBR Mutual Fund Services, 4922 Fairmont Avenue Bethesda, MD 20814

(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 657-1500

Date of fiscal year end: October 31, 2003

Date of reporting period: October 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORT TO SHAREHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1).

FBR Family of Funds

FBR Financial Services Fund

FBR Small Cap Financial Fund

FBR Small Cap Value Fund

FBR Technology Fund

Letter to Shareholders

Dear Fellow Shareholder:	December 1, 2003

We are pleased to bring you the 2003 annual report for the FBR Family of Funds (the “Trust”). The Trust operates on an October 31 fiscal year end. Consequently, this annual report presents the Trust’s operations and performance of each of the Trust’s four funds with their appropriate benchmarks for the one-year period ending October 31, 2003. Please review the return charts contained in the financial highlights portion of this annual report for additional performance information.

The following paragraphs provide some insight on how each FBR Mutual Fund performed relative to their peers over the fiscal year.

FBR Financial Services Fund – The Fund was up 27.13% for the twelve months ended October 31, 2003. This compares to the S&P 500 and Lipper Financial Service Index, which were up 20.80% and 25.01% respectively over the same twelve-month period. The out performance was driven by stable interest rates, improving credit conditions and increased consolidation activity. The financial services industry as a whole has done a good job of working through the recent recession by constantly improving their risk control procedures with respect to loan quality and interest rate risk. If the economy improves further in 2004 these companies should benefit from accelerating loan and fee income growth.

FBR Small Cap Financial Fund – The Fund was up 37.80% for the twelve months ended October 31, 2003. This compares to the Russell 2000 and the Lipper Financial Service Index, which were up 43.36% and 25.01% respectively over the same twelve-month period. The performance was driven by favorable conditions in the US housing market, stable interest rates and increased consolidation activity. The excessive refinancing activity seen across the country hurt these companies. The refinancing activity drives costs higher and reduces a bank’s ability to grow loans. If the economy improves further in 2004 these companies should benefit from further declines in refinancing activity, improved loan growth and continued consolidation activity.

FBR Small Cap Value Fund – The Fund was up 49.27% for the twelve-month period ended October 31, 2003. This compares to the Russell 2000 and the Lipper Small Cap Growth Index which were ahead 43.36% and 42.41% respectively for the same time period. The out performance was a result of better than market performance from the group of long held major positions, as well as very strong performance from the new positions acquired using the very substantial inflows of funds this year. In point of fact the fund grew from $29 million to $257 million during the fiscal year as a result of both investment results an inflows. In fact at year-end our largest position was cash, which we believe will enable us to continue to take advantage of market inefficiencies throughout the balance of the fiscal year.

FBR Technology Fund – The Fund was up 53.41% for the twelve months ended October 31, 2003. This compares to the NASDAQ and the Lipper Science and Technology Index, which were up 46.05% and 49.41% respectively over the same twelve-month period. The out performance was driven by our investment discipline which entails owning large capitalization technology companies with strong balance sheets and positive earnings. These companies have been the early beneficiaries of a slowly improving economy that developed in the last six months. These companies should continue to benefit if the economy improves further in 2004.

FBR Family of Funds

FBR Financial Services Fund

FBR Small Cap Financial Fund

FBR Small Cap Value Fund

FBR Technology Fund

Letter to Shareholders (continued)

The FBR Family of Funds is dedicated to providing specialized investment products that focus on producing respectable returns in rising markets while protecting the downside in difficult markets. We understand you are not able to retire or send your kids to college on negative returns. We believe that losing less money in difficult markets is more important than making the most in rising markets. We believe that investing your money with respect and prudence will give you the best opportunity to achieve your investment goals while you pursue your own profession.

In the next couple of months you should receive a proxy detailing our pending Trust reorganization. No changes are being made to the funds with respect to fund management, investment goals or total management fees. In detail, this past October, the Trust’s Board of Directors unanimously approved the combining of FBR Fund Advisors Inc. (FBR Equity Funds), with Money Management Associates (FBR Fixed Income Funds) into a newly created Trust, The FBR Funds. The new Trust will streamline operations and improve the flow of shareholder information. Your support on this matter will be appreciated so when you receive your proxy, please VOTE and if you have questions or concerns call Bryan C. Leibrand at 888.200.4710.

The FBR Family of Funds reached a milestone this year when it’s collective funds under management surpassed one billion dollars in early October. In order to maintain our momentum and in keeping with our mantra “diversification is the key to successful long-term investing” we will be bringing new and innovative products to better serve you. As always, we appreciate your confidence in our products and hope for your continued support.

For more complete information about the FBR Mutual Funds, including fees and expenses, to obtain a prospectus or to discuss issues related to your account, please call our shareholder services representatives at 1.888.888.0025 or visit us on-line at www.fbr.com/funds. Please read the prospectus carefully before you invest or send money.

David Ellison President FBR Family of Funds

NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

FBR Fund Advisors, Inc. and FBR Investment Services, Inc., member NASD/SIPC, each a subsidiary of Friedman, Billings, Ramsey Group, Inc., serve as adviser and distributor for the FBR Mutual Funds, respectively.

FBR Family of Funds

FBR Financial Services Fund

FBR Small Cap Financial Fund

FBR Small Cap Value Fund

FBR Technology Fund

Performance Information

		Average Annual Total Returns as of 09/30/03
	Overall Rating1	1-Year	3-Years	5-Years	Avg. Annual Since Inception[2]
FBR Financial Services Fund [3]	***	17.77%	8.25%	8.47%	11.23%
FBR Small Cap Financial Fund [3,4]	*****	32.28%	26.26%	18.81%	18.45%
S&P 500 [5,6]		24.40%	-10.13%	1.00%	6.04%
Lipper Financial Services Index [5,7]		22.60%	0.69%	6.82%	9.33%
FBR Small Cap Value Fund [4]	*****	50.18%	17.85%	18.34%	16.33%
Russell 2000 [5,9]		36.50%	-0.83%	7.46%	5.95%
Lipper Small Cap Growth Index [5,7]		36.14%	-12.09%	8.26%	4.55%
FBR Technology Fund 8		67.99%	N/A	N/A	1.08%
NASDAQ [5,10]		53.16%	N/A	N/A	-4.22%
Lipper Science & Technology Index [5,7]		56.30%	N/A	N/A	-12.25%

TOTAL RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS.

Investment return and principal value will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost.

Returns shown assume reinvestment of distributions.

[1]	Morningstar proprietary ratings reflect risk-adjusted performance as of October 31, 2003. For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. Both the FBR Small Cap Financial Services Fund and the FBR Small Cap Value Fund Received 5 star for the 3- and 5-year periods and were rated among 95 and 59 specialty financial funds and 483 and 343 small growth funds respectively. The FBR Financial Services Fund received 4 stars for the 3-year and 3 stars for the 5-year periods and was rated among 95 and 59 specialty financial funds. ©Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Morningstar is not responsible for any damages or loses arising from any use of this information.

[2]	Since commencement of investment operations: FBR Financial Services Fund, FBR Small Cap Financial Fund and FBR Small Cap Value Fund January 3, 1997 and FBR Technology Fund February 1, 2002.

[3]	Fund investments are focused in the financial services industry, which may be adversely affected by regulatory or other market conditions such as rising interest rates. The non-diversified nature of the Funds may subject investors to greater volatility than other diversified funds.

[4]	Small Capitalization stocks as a group may not respond to market rallies or down turns as much as other types of equity securities. The non-diversified nature of the Fund may subject investors to greater volatility than other diversified funds.

[5]	The indices are unmanaged and, unlike the Funds, have no management fees or operating cost that reduce reported returns. The volatility and other risk characteristics for the fund will differ from the volatility and risk characteristics of the indices.

[6]	The S&P 500 is a capitalization-weighted index of 500 stocks. The Index is designed to represent the broad domestic economy though changes in aggregate market value of the 500 stocks representing all major domestic industries.

[7]	Lipper Fund Averages, Lipper Analytical Services, Inc., is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with the same investment objective. Peer group averages include reinvested dividends and capital gains, if any, and excludes sales charges. These averages include the following: Lipper Financial Services Index, Lipper Small Cap Value Index, Lipper Small Cap Growth Index, and Lipper Science and Technology Index.

[8]	Fund Investments are focused in the technology sector, which may be adversely affected by rapidly changing technology, availability of capital, research and development, government regulation and relatively high risk of obsolescence caused by scientific and technological advancements. The value or the FBR Technology Fund’s shares may fluctuate more than shares of funds investing in a broader range of industries. The non-diversified nature of the Fund may subject investors to greater volatility than other diversified funds.

[9]	The Russell 2000 is comprised of the smallest 2000 companies of the Russell 3000 Index, representing approximately 11% of the Russell 3000’s total market capitalization.

[10]	The NASDAQ Composite Index is a broad-based capitalization weighted index of all NASDAQ National Market & Small Cap Stocks. The Index was developed with a base level of 100 on February 5, 1971.

FBR Family of Funds

FBR Financial Services Fund

Comparison of Change in Value of $10,000 Investment in

Fund Shares(1)(2) vs. Various Indices

(unaudited)

Total Returns - For the Periods Ended October 31, 2003

	One Year	Annualized Five Year	Annualized Since Inception(3)
FBR Financial Services Fund(1)(2)	27.13%	9.68%	12.77%
S&P 500 Composite Index(1)	20.80%	0.53%	6.82%
Lipper Financial Services Fund Index(1)	25.01%	6.60%	10.58%

(1)	The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment. The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)	For the period January 3, 1997 (commencement fo investment operations) through October 31, 2003. Certain purchases made by shareholders within this period would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

FBR Family of Funds

FBR Small Cap Financial Fund

Comparison of Change in Value of $10,000 Investment in

Fund Shares(1)(2) vs. Various Indices

(unaudited)

Total Returns - For the Periods Ended October 31, 2003

	One Year	Annualized Five Year	Annualized Since Inception(3)
FBR Small Cap Financial Fund(1)(2)	37.80%	20.77%	19.53%
Russell 2000 Index(1)	43.36%	8.34%	7.08%
Lipper Financial Services Fund Index(1)	25.01%	6.60%	10.58%

(1)	The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment. The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)	For the period January 3, 1997 (commencement fo investment operations) through October 31, 2003. Certain purchases made by shareholders within this period would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

FBR Family of Funds

FBR Small Cap Value Fund

Comparison of Change in Value of $10,000 Investment in

Fund Shares(1)(2) vs. Various Indices

(unaudited)

Total Returns - For the Periods Ended October 31, 2003

	One Year	Annualized Five Year	Annualized Since Inception(3)
FBR Small Cap Value Fund(1)(2)	49.27%	18.41%	17.06%
Russell 2000 Index(1)	43.36%	8.34%	7.08%
Lipper Small Cap Growth Index(1)	42.41%	9.31%	5.48%

(1)	The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment. The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)	For the period January 3, 1997 (commencement fo investment operations) through October 31, 2003. Certain purchases made by shareholders within this period would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

FBR Family of Funds

FBR Technology Fund

Comparison of Change in Value of $10,000 Investment in

Fund Shares(1)(2) vs. Various Indices

(unaudited)

Total Returns - For the Periods Ended October 31, 2003

	One Year	Annualized Since Inception(3)
FBR Technology Fund(1)(2)	53.41%	5.78%
NASDAQ Composite Index(1)	46.05%	1.10%
Lipper Science and Technology Index(1)	49.41%	(6.11%)

(1)	The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment. The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)	For the period February 1, 2002 (commencement fo investment operations) through October 31, 2003.

FBR Family of Funds

FBR Financial Services Fund

Statement of Net Assets

October 31, 2003

SHARES		VALUE
	COMMON STOCKS — 95.9%
	Banks - Commercial — 26.9%
20,000	Banknorth Group, Inc.	$626,400
25,000	Comerica, Inc.	1,287,000
26,000	FleetBoston Financial Corp.	1,050,140
65,000	Hibernia Corp.	1,468,350
53,000	KeyCorp.	1,497,250
14,000	Mellon Financial Corp.	418,180
22,000	SunTrust Banks, Inc.	1,475,540
32,000	UnionBanCal Corp.	1,733,440

		9,556,300

	Banks – Money Centers — 7.4%
33,000	Banc One Corp	1,400,850
7,000	Bank of America Corp	530,110
15,000	Wachovia Corp	688,050

		2,619,010

	Financial Services — 35.8%
25,000	Capital One Financial Corp.	1,520,000
50,000	CIT Group, Inc.	1,681,000
15,000	Countrywide Financial Corp.	1,576,800
18,000	Fannie Mae	1,290,420
30,000	Freddie Mac	1,683,900
43,000	JP Morgan Chase & Co.	1,543,700
18,000	MBNA Corp.	445,500
23,000	Merrill Lynch & Co.	1,361,600
17,000	Morgan Stanley	932,790
7,000	The Goldman Sachs Group, Inc.	657,300

		12,693,010

	Insurance — Property/Casualty — 4.3%
26,000	PMI Group, Inc.	993,980
10,000	Radian Group, Inc.	529,000

		1,522,980

SHARES/ PRINCIPAL VALUE		VALUE
	Savings & Loans - Savings
	Banks — 21.5%
54,000	Astoria Financial Corp.	$1,870,560
12,000	Charter One Financial, Inc.	383,520
18,000	Golden West Financial Corp.	1,807,740
38,000	Sovereign Bankcorp, Inc.	790,780
39,000	Washington Mutual, Inc.	1,706,250
24,000	Wesbster Financial Corp.	1,072,800

		7,631,650

	Total Common Stocks (Cost $26,560,155)	34,022,950

	REPURCHASE AGREEMENT — 4.6%
$1,617,000	With Mizuho Securities, Inc. dated 10/31/03 at 0.94% to be repurchased at $1,617,127 on 11/03/03, collateralized by $1,650,331 in U.S. Treasury Notes, due 2/15/10 (Cost $1,617,000)	1,617,000

	Total Investments — 100.5% (Cost $28,177,155)	35,639,950
	Liabilities in Excess of Other Assets — (0.5%)	(181,012)

	Net Assets — 100.0%	$35,458,938

FBR Family of Funds

FBR Financial Services Fund

Statement of Net Assets (continued)

October 31, 2003

VALUE
Net Assets Consist of:
Capital Stock (unlimited number of shares authorized, with no par value)	$28,251,583
Undistributed net investment income	102,208
Accumulated net realized loss from investments	(357,648)
Net unrealized appreciation on investments	7,462,795

Net assets applicable to shares outstanding	$35,458,938

Shares outstanding	1,580,971

Net asset value, offering and redemption price per share	$22.43

The accompanying notes are an integral part of the financial statements.

FBR Family of Funds

FBR Small Cap Financial Fund

Statement of Net Assets

October 31, 2003

SHARES		VALUE
	COMMON STOCKS — 85.8%
	Banks - Commercial — 3.3%
82,168	Chittenden Corp.	$2,644,166
35,000	First Niagara Financial Group, Inc.	500,150
347,000	Provident Financial Services, Inc.	6,801,200
272,195	Taylor Capital Group, Inc.	6,919,197

		16,864,713

	Banks Regional — 1.1%
508,196	Bank Mutual Corp.	6,011,957

	Consumer Finance — 1.9%
385,000	Americredit Corp.*	5,159,000
157,641	ASTA Funding, Inc.	4,664,597

		9,823,597

	REITs - Mortgage — 2.9%
328,100	Annaly Mortgage Management, Inc.	5,361,154
64,000	Redwood Trust, Inc.	3,174,400
231,500	Thornburg Mortgage, Inc.	6,308,375

		14,843,929

	Savings & Loans - Savings
	Banks - Central — 6.8%
310,000	Capitol Federal Financial	11,469,999
89,978	Coastal Bancorp, Inc.	3,011,564
191,783	First Indiana Corp.	3,500,040
33,038	First SecurityFed Financial, Inc.	984,863
148,059	HMN Financial, Inc.	3,323,925
138,000	MutualFirst Financial, Inc.	3,870,900
147,099	Peoples Bancorp, Inc.	4,124,656
190,000	TierOne Corp.*	4,501,100

		34,787,047

SHARES		VALUE
	Savings & Loans - Savings
	Banks - East — 30.7%
45,700	Alliance Bancorp of New England, Inc.	$1,718,320
367,000	Bancorp Rhode Island, Inc.	11,707,300
89,800	Berkshire Hills Bancorp, Inc.	3,230,106
785,000	Brookline Bancorp, Inc.	11,633,700
336,600	BSB Bancorp, Inc.	10,397,574
83,600	Camden National Corp.	2,524,720
185,000	FirstFed America Bancorp, Inc.	4,737,850
114,800	Hingham Institution for Savings	4,850,300
635,000	Hudson City Bancorp, Inc.	21,932,900
337,600	Independence Community Bank Corp.	12,406,800
66,470	MASSBANK Corp.	2,695,359
296,666	New York Community Bancorp, Inc.	10,739,309
235,733	Parkvale Financial Corp.	6,187,991
158,900	PennFed Financial Services, Inc.	4,976,748
11,000	Provident Bancorp, Inc.	473,000
453,500	Seacoast Financial Services Corp.	11,614,135
210,000	Sound Federal Bancorp	3,383,100
105,800	TF Financial Corp.	3,497,748
675,894	Waypoint Financial Corp.	14,072,113
340,800	Willow Grove Bancorp, Inc.	5,708,400
394,989	Yardville National Bancorp.	9,250,642

		157,738,115

	Savings & Loans - Savings
	Banks - South — 1.8%
254,597	Bank United Financial Corp., Class A*	5,629,140
100,800	Jefferson Bancshares, Inc.	1,501,920
278,800	The Banc Corp.	2,244,340

		9,375,400

FBR Family of Funds

FBR Small Cap Financial Fund

Statement of Net Assets (continued)

October 31, 2003

Shares/ Principal Value		Value
	Savings & Loans - Savings
	Banks - West — 37.3%
236,490	Banner Corp.	$5,616,638
518,500	Commercial Capital Bancorp, Inc.*	9,732,245
305,000	Downey Financial Corp.	13,999,500
245,600	First Pactrust Bancorp, Inc.	5,238,648
527,900	FirstFed Financial Corp.*	23,755,500
678,000	Hawthorne Financial Corp.*	17,702,580
283,300	ITLA Capital Corp.*	13,187,615
225,655	Pacific Crest Capital, Inc.	5,810,616
130,300	Pacific Premier Bancorp, Inc.*	1,200,063
530,268	Pacific Union Bank	10,472,793
465,800	PFF Bancorp, Inc.	17,374,340
378,100	Quaker City Bancorp, Inc.	16,148,651
647,000	Sterling Financial Corp.*	20,257,570
867,000	Washington Federal, Inc.	22,836,780
218,700	Westcorp	8,271,234

		191,604,773

	Total Common Stocks (Cost $ 296,897,653)	441,049,531

	REPURCHASE AGREEMENT — 14.1%
$72,471,000	With Mizuho Securities, Inc. dated 10/31/03 at 0.94% to be repurchased at $72,476,677 on 11/03/03, collateralized by $73,967,916 in U.S. Treasury Notes due 2/15/10 (Cost $72,471,000)	72,471,000

Value
Total Investments — 99.9% (Cost $369,368,653)	$513,520,531
Other Assets Less Liabilities — 0.1%	287,605

Net Assets — 100.0%	$513,808,136

Net Assets Consist of:
Capital Stock (unlimited number of shares authorized, with no par value)	$358,384,702
Undistributed net investment income	205,432
Accumulated net realized gain from investments	11,066,124
Net unrealized appreciation on investments	144,151,878

Net assets applicable to shares outstanding	$513,808,136

Shares outstanding	15,779,471

Net asset value, offering and redemption price per share	$32.56

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

FBR Family of Funds

FBR Small Cap Value Fund

Statement of Net Assets

October 31, 2003

SHARES		VALUE
	COMMON STOCKS — 72.1%
	Cable Television — N.M.
3,980	Outdoor Channel Holdings, Inc.*	$119,201

	Chemicals — 0.1%
8,500	Balchem Corp.	171,700

	Comercial Banks — 0.1%
7,000	Corus Bankshares, Inc.	411,600

	Communications — 10.0%
2,750,000	American Tower Corp., Class A*	31,900,000
554,000	Sprint Corp. PCS Group*	2,409,900

		34,309,900

	Computer Services — 0.3%
10,000	First Data Corp.	357,000
16,000	MICROS Systems, Inc.*	647,840

		1,004,840

	Construction Supplies & Fixtures — 0.9%
65,400	American Woodmark Corp.	3,211,140

	Electric Utilities — 2.5%
1,000,000	The AES Corp.*	8,750,000

	Financial Services — 3.0%
773,000	AmeriCredit Corp.*	10,358,200

	Food, Beverage, & Tobacco — 1.0%
60,000	Coca-Cola Bottling Co.	3,030,000
30,000	Del Monte Foods Co.*	285,300

		3,315,300

SHARES		VALUE
	Gaming Casinos — 7.5%
27,500	Florida Gaming Corp.*	$105,188
331,700	Monarch Casino & Resort, Inc.*	3,389,974
940,000	Penn National Gaming, Inc.*	22,268,600

		25,763,762

	Gaming Manufacturing — 7.5%
316,900	Alliance Gaming Corp.*	7,684,825
20,000	International Game Technology	655,000
401,000	Multimedia Games, Inc.*	15,081,610
56,500	PDS Gaming Corp.*	96,615
70,000	Shuffle Master, Inc.*	2,130,800

		25,648,850

	Housing — 5.9%
30,000	Beazer Homes USA, Inc.*	2,985,000
74,600	D.R. Horton, Inc.	2,969,080
80,000	The Ryland Group, Inc.	7,112,000
200,000	Toll Brothers, Inc.*	7,368,000

		20,434,080

	Insurance — 20.7%
27,700	Allmerica Financial Corp.*	737,651
80	Berkshire Hathaway, Inc., Class B*	207,840
180,400	Hilb, Rogal, and Hamilton Co.	5,415,608
115,700	Markel Corp.*	29,201,522
200,000	PartnerRe Ltd.	10,854,000
400,000	Platinum Underwriters Holdings Ltd.	11,496,000
10,000	The Chubb Corp.	668,100
761,000	UnumProvident Corp.	12,457,570

		71,038,291

FBR Family of Funds

FBR Small Cap Value Fund

Statement of Net Assets (continued)

October 31, 2003

Shares		Value
	Motor Sports — 1.6%
603,800	Dover Motorsports, Inc.	2,240,098
60,000	International Speedway Corp., Class A	2,552,400
19,000	International Speedway Corp., Class B	799,900

		5,592,398

	Office Equipment — 3.1%
361,000	Global Imaging Systems, Inc.*	10,487,050

	Oil & Gas Operations — 3.5%
144,600	Kaneb Services LLC	4,086,396
255,390	MarkWest Hydrocarbon, Inc.*	2,615,194
115,700	Penn Virginia Corp.	5,246,995

		11,948,585

	Retail - Specialty — 3.3%
356,000	CarMax, Inc.*	11,217,560

	Theatres — 1.1%
220,800	AMC Entertainment, Inc.*	3,002,880
40,000	Regal Entertainment Group	820,000

		3,822,880

	Transportation — N.M.
40,100	AirNet Systems, Inc.*	139,548

	Total Common Stocks (Cost $177,887,534)	$247,744,885

Shares/ Principal Value		Value
	CORPORATE BONDS — 2.9%
$10,000,000	Liberty Media Corp. 2.64%, 9/17/06 (Amortized Cost $10,028,167)	$9,959,720

	CALL OPTIONS PURCHASED — N.M.
2,000	American Tower Corp., Class A, expiring 1/17/04 @ $12.5	900
2,000	American Tower Corp., Class A, expiring 1/17/04 @ $15	200
2,000	American Tower Corp., Class A, expiring 1/17/04 @ $20	200

	Total Call Options (Cost $25,780)	1,300

	GOVERNMENT OBLIGATION — 26.0%
$89,413,000	Federal National Mortgage Discount Note 0.95%, 11/03/03 (Cost $89,405,921)	89,405,921

	Total Investments — 101.0% (Cost $277,347,402)	347,111,826
	Liabilities in Excess of Other Assets — (1.0%)	(3,288,089)

	Net Assets — 100.0%	$343,823,737

FBR Family of Funds

FBR Small Cap Value Fund

Statement of Net Assets (continued)

October 31, 2003

VALUE
Net Assets Consist of:
Capital Stock (unlimited number of shares authorized, with no par value)	$273,812,306
Accumulated net realized gain from investments	247,007
Net unrealized appreciation on investments	69,764,424

Net assets applicable to shares outstanding	$343,823,737

Shares outstanding	10,890,111

Net asset value, offering and redemption price per share	$31.57

*	Non-income producing security

N.M. Not Meaningful, less than 0.1%

The accompanying notes are an integral part of the financial statements.

FBR Family of Funds

FBR Technology Fund

Statement of Net Assets

October 31, 2003

SHARES		VALUE
	COMMON STOCKS — 88.7%
	Audio & Video Equipment — 3.4%
5,975	SONY CORP. ADR	$210,320

	Biotechnology — 7.3%
1,650	Biogen, Inc.*	66,776
1,900	Chiron Corp.*	103,797
2,200	Genzyme Corp.*	100,980
1,850	IDEC Pharmaceuticals Corp.*	64,991
6,425	Senora S.A. ADR	110,766

		447,310

	Communications Equipment & Services — 17.9%
5,500	Cisco Systems, Inc.*	115,390
1,800	Comverse Technology, Inc.*	32,472
14,200	Nokia Oyj ADR	241,258
3,900	Qualcomm, Inc.	185,250
11,100	SBC Communications, Inc.	266,177
2,700	Scientific-Atlanta, Inc.	79,920
9,500	Sprint FON Corp.	152,000
3,900	Tellabs, Inc.*	29,367

		1,101,834

	Computer Services — 2.9%
3,150	Check Point Software Technologies Ltd.*	53,519
3,100	Convergys Corp.*	49,786
1,100	DST Systems, Inc.*	41,602
950	NCR Corp.*	34,143

		179,050

SHARES		VALUE
	Computers & Peripherals — 11.3%
3,600	Apple Computer, Inc.*	$82,404
4,325	Canon, Inc. ADR	211,709
10,350	Hewlett-Packard Co .	230,908
33,300	Sun Microsystems, Inc.*	131,868
3,250	Symbol Technologies, Inc.	40,593

		697,482

	Data Storage — 4.4%
16,275	EMC Corp.*	225,246
2,000	Storage Technology Corp.*	48,200

		273,446

	Electronic Instruments & Controls — 5.3%
4,690	Agilent Technologies, Inc.*	116,875
2,000	American Power Conversion Corp.	40,460
2,100	Applera Corp. - Applied Biosystems Group	48,468
4,850	Celestica, Inc.*	68,870
1,900	Jabil Circuit, Inc.*	52,915

		327,588

	Financial Services — 1.3%
7,250	Concord EFS, Inc.*	77,503

	Medical Equipment & Supplies — 1.7%
1,850	St. Jude Medical, Inc.*	107,596

	Photography — 2.4%
6,050	Eastman Kodak Co.	147,802

FBR Family of Funds

FBR Technology Fund

Statement of Net Assets (continued)

October 31, 2003

SHARES		VALUE
	Retail — 0.8%
850	CDW Corp.	$51,043

	Semiconductors & Related — 20.7%
4,850	Flextronics International, Ltd.*	67,900
7,000	Infineon Technologies AG ADR*	102,900
6,325	Intel Corp.	209,041
1,850	Intersil Corp.	47,712
6,300	Micron Technology, Inc.*	90,342
1,700	National Semiconductor Corp.*	69,071
1,500	Novellus Systems, Inc.*	61,935
1,550	NVIDIA Corp.*	27,404
8,300	STMicroelectronics N.V.	221,112
1,850	Teradyne, Inc.*	42,143
8,000	Texas Instruments, Inc.	231,359
3,400	Xilinx, Inc.*	107,780

		1,278,699

	Software & Programming — 8.2%
2,250	BMC Software, Inc.*	39,105
1,050	Dassault Systemes S.A. ADR.	44,226
7,300	Microsoft Corp.	190,895
3,250	PeopleSoft, Inc.*	67,470
3,000	SAP AG ADR.	109,620
4,400	Siebel Systems, Inc.*	55,396

		506,712

	Travel Services — 1.1%
3,075	Sabre Holdings Corp.	67,373

	Total Common Stocks (Cost $4,234,349)	5,473,758

	REPURCHASE AGREEMENT — 10.7%
$660,000	With Mizuho Securities, Inc. dated 10/31/03 at 0.94% to be repurchased at $660,052 on 11/03/03, collateralized by $673,748 in U.S. Treasury Notes, due 2/15/10 (Cost $660,000)	660,000

	Total Investments — 99.4% (Cost $4,894,349)	6,133,758
	Other Assets Less Liabilities — 0.6%	36,460

	Net Assets — 100.0%	$6,170,218

Net Assets Consist of:
Capital Stock (unlimited number of shares authorized, with no par value)	$4,984,780
Accumulated net realized loss from Investments	(53,971)
Net unrealized appreciation on investments	1,239,409

Net assets applicable to shares outstanding	$6,170,218

Shares outstanding	559,646

Net asset value, offering and redemption price per share	$11.03

*	Non-income producing security

ADR American Depository Receipts

The accompanying notes are an integral part of the financial statements.

FBR Family of Funds

Statement of Operations

For the Year Ended October 31, 2003

	FBR Financial Services Fund	FBR Small Cap Financial Fund	FBR Small Cap Value Fund	FBR Technology Fund
Investment Income
Dividends	$624,860	$6,138,843	$859,347	$25,352
Interest	53,750	747,900	531,702	7,021

Total Investment Income	678,610	6,886,743	1,391,049	32,373

Expenses
Advisory fees (Note 2)	248,954	3,390,703	1,462,875	34,908
Administration and accounting fees (Note 2)	225,530	1,318,570	620,466	124,998
Distribution fees (Note 2)	69,154	941,862	406,354	9,697
Other Fees	5,748	267,366	123,174	9,742

Total expenses before waivers and related reimbursements	549,386	5,918,501	2,612,869	179,345
Less waivers and related reimbursements	(17,355)	—	(144)	(103,716)

Total expenses after waivers and related reimbursements	532,031	5,918,501	2,612,725	75,629

Net Investment Income (Loss)	146,579	968,242	(1,221,676)	(43,256)

Net Realized and Unrealized Gain on Investments
Net Realized Gain on Investment Transactions	141,774	11,495,191	1,910,560	431,157
Change in Net Unrealized Appreciation/Depreciation of Investments	6,889,586	112,784,921	64,409,243	1,316,186

Net Gain on Investments	7,031,360	124,280,112	66,319,803	1,747,343

Net Increase in Net Assets Resulting from Operations	$7,177,939	$125,248,354	$65,098,127	$1,704,087

The accompanying notes are an integral part of the financial statements.

FBR Family of Funds

Statements of Changes in Net Assets

	FBR Financial Services Fund For the Years Ended October 31,		FBR Small Cap Financial Fund For the Years Ended October 31,
	2003	2002	2003	2002
From Investment Activities
Net Investment Income	$146,579	$98,062	$968,242	$1,603,197
Net Realized Gain on Investment Transactions	141,774	405,752	11,495,191	8,616,823
Change in Net Unrealized Appreciation/Depreciation of Investments	6,889,586	713,690	112,784,921	24,063,206

Net Increase in Net Assets Resulting from Operations	7,177,939	1,217,504	125,248,354	34,283,226

Distributions to Shareholders
From Net Investment Income	(127,702)	(112,902)	(1,897,619)	(2,945,364)
From Net Realized Gain on Investments	—	(1,623,255)	(8,819,518)	(1,939,721)

Total Distributions to Shareholders	(127,702)	(1,736,157)	(10,717,137)	(4,885,085)

From Share Transactions
Net Proceeds from Sales of Shares	9,950,115	13,959,247	406,131,694	769,544,343
Reinvestment of Distributions	125,022	1,688,330	9,121,965	4,691,760
Cost of Shares Redeemed*	(8,207,184)	(14,164,795)	(335,739,214)	(609,244,007)

Net Increase in Net Assets Resulting from Share Transactions	1,867,953	1,482,782	79,514,445	164,992,096

Total Increase in Net Assets	8,918,190	964,129	194,045,662	194,390,237
Net Assets — Beginning of Year	26,540,748	25,576,619	319,762,474	125,372,237

Net Assets — End of Year	$35,458,938	$26,540,748	$513,808,136	$319,762,474

Shares Issued and Redeemed:
Sold	516,380	755,932	15,088,764	32,526,655
Issued in Reinvestment of Distributions	7,132	92,411	374,780	222,880
Redeemed	(439,215)	(758,184)	(12,801,915)	(25,738,688)

Net Increase in Shares	84,297	90,159	2,661,629	7,010,847

*	The cost of shares redeemed is net of the 1% redemption fee on fund shares which have been held 90 days or less. For the year ended October 31, 2003, these fees were $2,588 and $238,324 for FBR Financial Services Fund and FBR Small Cap Financial Fund, respectively. For the year ended October 31, 2002, these fees were $8,873 and $2,115,341 for FBR Financial Services Fund and FBR Small Cap Financial Fund, respectively.

The accompanying notes are an integral part of the financial statements.

FBR Family of Funds

Statements of Changes in Net Assets

	FBR Small Cap Value Fund For the Years Ended October 31,		FBR Technology Fund
			For the Year Ended October 31,	For the Period Ended October 31,
	2003	2002	2003	2002+
From Investment Activities
Net Investment Loss	$(1,221,676)	$(345,378)	$(43,256)	$(17,604)
Net Realized Gain (Loss) on Investment Transactions	1,910,560	(657,253)	431,157	(441,872)
Change in Net Unrealized Appreciation/Depreciation of Investments	64,409,243	2,321,191	1,316,186	(76,777)

Net Increase (Decrease) in Net Assets Resulting from Operations	65,098,127	1,318,560	1,704,087	(536,253)

Distributions to Shareholders
From Net Realized Gain on Investments	—	(205,736)	—	—

From Share Transactions
Net Proceeds from Sales of Shares	388,948,626	48,501,496	7,156,107	4,171,730
Reinvestment of Distributions	—	202,261	—	—
Cost o f Shares Redeemed*	(139,025,733)	(37,584,746)	(5,174,558)	(1,150,895)

Net Increase in Net Assets Resulting from Share Transactions	249,922,893	11,119,011	1,981,549	3,020,835

Total Increase in Net Assets	315,020,020	12,231,835	3,685,636	2,484,582
Net Assets — Beginning of Period	28,802,717	16,570,882	2,484,582	—

Net Assets — End of Period	$343,823,737	$28,802,717	$6,170,218	$2,484,582

Shares Issued and Redeemed:
Sold	14,469,517	2,279,294	786,953	401,406
Issued in Reinvestment of Distributions	—	9,577	—	—
Redeemed	(4,941,558)	(1,756,313)	(572,924)	(155,789)

Net Increase in Shares	9,527,959	532,558	214,029	245,617

*	The cost of shares redeemed is net of the 1% redemption fee on fund shares which have been held 90 days or less. For the year ended October 31, 2003, these fees were $342,614 and $759 for FBR Small Cap Value Fund and FBR Technology Fund, respectively. For the year ended October 31, 2002, these fees were $133,985 for FBR Small Cap Value Fund. For the period ended October 31, 2002+, these fees were $192 for FBR Technology Fund.

+	From Commencement of Operations February 1, 2002.

The accompanying notes are an integral part of the financial statements.

FBR Family of Funds

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for each period. This information has been derived from information provided in the financial statements.

	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME/ (LOSS)*(1)	NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS*(2)	DIVIDENDS FROM NET INVESTMENT INCOME	DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS
FBR Financial Services Fund
For the fiscal year ended October 31, 2003	$17.73	$0.10	$4.69	$(0.09)	$—
For the fiscal year ended October 31, 2002	18.18	0.07	0.70	(0.08)	(1.15)
For the fiscal year ended October 31, 2001	17.34	0.06	0.94	(0.16)	—
For the fiscal year ended October 31, 2000	16.59	0.18	0.78	(0.08)	(0.13)
For the fiscal year ended October 31, 1999	16.94	0.09	0.97	(0.12)	(1.29)
FBR Small Cap Financial Fund
For the fiscal year ended October 31, 2003	24.38	0.05	8.88	(0.13)	(0.64)
For the fiscal year ended October 31, 2002	20.53	0.15	4.35	(0.47)	(0.34)
For the fiscal year ended October 31, 2001	16.03	0.42	4.18	(0.10)	—
For the fiscal year ended October 31, 2000	14.26	0.08	1.71	(0.02)	—
For the fiscal year ended October 31, 1999	15.62	0.02	0.62	(0.07)	(1.93)
FBR Small Cap Value Fund
For the fiscal year ended October 31, 2003	21.15	(0.11)	10.50	—	—
For the fiscal year ended October 31, 2002	19.97	(0.25)	1.50	—	(0.17)
For the fiscal year ended October 31, 2001	19.46	(0.18)	1.34	—	(0.65)
For the fiscal year ended October 31, 2000	16.55	(0.39)	3.30	—	—
For the fiscal year ended October 31, 1999	14.67	(0.27)	2.58	—	(0.43)
FBR Technology Fund
For the fiscal year ended October 31, 2003	7.19	(0.08)	3.92	—	—
For the period ended October 31, 2002**	10.00	(0.05)	(2.76)	—	—

*	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

**	From Commencement of Operations February 1, 2002.

***	Less than 0.01.

(1)	Reflects waivers and related reimbursements.

(2)	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any. Total investment return is not annualized.

(4)	Annualized.

The accompanying notes are an integral part of the financial statements.

PAID-IN CAPITAL FROM REDEMPTION FEES		NET ASSET VALUE, END OF PERIOD	TOTAL INVESTMENT RETURN(3)	NET ASSETS, END OF PERIOD (000’s omitted)	RATIO OF EXPENSES TO AVERAGE NET ASSETS(1)		RATIO OF NET INVESTMENT INCOME/ (LOSS) TO AVERAGE NET ASSETS(1)		INCREASE REFLECTED IN EXPENSE RATIOS AND NET INVESTMENT INCOME/ (LOSS) DUE TO WAIVERS AND RELATED REIMBURSEMENTS		PORTFOLIO TURNOVER RATE
$ —	***	$22.43	27.13%	$35,459	1.92%		0.53%		0.06%		67.41%
0.01		17.73	4.11	26,541	1.95		0.36		0.08		97.34
—		18.18	5.72	25,577	1.89		0.32		0.01		126.34
—		17.34	6.21	25,593	1.92		1.15		0.27		110.88
—		16.59	6.80	30,681	1.88		0.43		0.34		70.25
0.02		32.56	37.80	513,808	1.57		0.26		—		16.45
0.16		24.38	23.37	319,762	1.56		0.54		—		44.07
—		20.53	28.85	125,372	1.53		1.63		—		67.66
—		16.03	12.56	47,313	1.90		0.84		0.23		81.74
—		14.26	4.19	32,641	1.89		0.12		0.29		25.00
0.03		31.57	49.27	343,824	1.60		(0.75)		—		15.61
0.10		21.15	6.76	28,803	1.94		(1.39)		0.13		12.95
—		19.97	6.87	16,571	1.95		(1.34)		0.42		26.16
—		19.46	17.58	10,279	1.95		(1.71)		1.01		3.45
—		16.55	16.24	13,823	1.92		(1.46)		0.54		24.45
—	***	11.03	53.41	6,170	1.94		(1.11)		2.67		145.54
—	***	7.19	(28.10)	2,485	1.94	(4)	(1.37	)(4)	2.49	(4)	165.34

FBR Family of Funds

FBR Financial Services Fund

FBR Small Cap Financial Fund

FBR Small Cap Value Fund

FBR Technology Fund

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The FBR Family of Funds (the “Trust”) is an open-end management investment company organized as a business trust under the laws of the State of Delaware on April 30, 1996. The Trust currently consists of six series which represent interests in one of the following investment portfolios: FBR Financial Services Fund (“Financial Services Fund”), FBR Small Cap Financial Fund (“Small Cap Financial Fund”), FBR Small Cap Value Fund (“Small Cap Value Fund”) and FBR Technology Fund (“Technology Fund”), FBR/IPAA Energy Index Fund (“Energy Index Fund”) and FBR Health Care Fund (“Health Care Fund”) (Each a “Fund” and collectively, the “Funds”). Energy Index Fund and Health Care Fund have not commenced operations as of October 31, 2003. Financial Services Fund, Small Cap Financial Fund, Small Cap Value Fund, Technology Fund and Health Care Fund are non-diversified portfolios. The Energy Index Fund is a diversified portfolio. Each Fund is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and for other purposes, and a shareholder of one Fund is not deemed to be a shareholder of any other Fund.

Prior to December 21, 1998, the Funds offered three classes of shares which were designated as Class A, B and C shares. Effective December 21, 1998, the Funds’ Class B and C shares were converted to Class A shares, which have been redesignated as fund shares. As of the date hereof, the Funds offer one class of shares, which are offered as no-load shares. Each Fund has an unlimited number of shares authorized with no par value. Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund commenced investment operations on January 3, 1997. The Technology Fund commenced operations on February 1, 2002.

Organizational Matters — Prior to commencing investment operations on January 3, 1997, the Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund did not have any transactions other than those relating to organizational matters and the sale of 2,777, 2,778 and 2,778 fund shares, respectively, to Friedman, Billings, Ramsey & Co., Inc. (“FBR”) on December 16, 1996. Costs of approximately $35,784, $35,784 and $35,785, which were incurred by Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund, respectively, in connection with the organization of its shares, had been deferred and were amortized using the straight-line method over the period of benefit not exceeding sixty months, beginning with the commencement of investment operations of each Fund.

Management Estimates — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation — The net asset value of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., New York time) on each business day that the exchange is open for trading. Each Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates

FBR Family of Funds

FBR Financial Services Fund

FBR Small Cap Financial Fund

FBR Small Cap Value Fund

FBR Technology Fund

Notes to Financial Statements (continued)

value. Any securities or other assets for which recent market quotations are not readily available (of which there were none as of October 31, 2003) are valued at fair value as determined in good faith by the Funds’ Board of Trustees (the “Board”). Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board (of which there were none at October 31, 2003), are valued at fair value in good faith by, or at the direction of, the Board. The Board will review the method of valuations on a current basis. Expenses and fees, including the advisory fee and distribution fee, are accrued daily and taken into account for the purpose of determining the net asset value of each Fund’s shares.

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. Each Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s net asset value per share. The Funds charge a 1% redemption fee on shares redeemed within 90 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

Options — Each Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by a Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying securities in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund’s use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts reflect the extent of a Fund’s involvement in these financial instruments. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security at a price different from the current market value. A Fund’s activities in written options are conducted through regulated exchanges which do not result in counterparty credit risks. Financial Services Fund, Small Cap Financial Fund, and Technology Fund did not engage in options transactions during the year ended October 31, 2003.

FBR Family of Funds

FBR Financial Services Fund

FBR Small Cap Financial Fund

FBR Small Cap Value Fund

FBR Technology Fund

Notes to Financial Statements (continued)

	Call Options Purchased
Small Cap Value Fund	Contracts	Premium
Outstanding, at beginning of year	60	$25,780
Options purchased	—	—

Outstanding, at end of year	60	$25,780

Short Selling — When a Fund makes a short sale, an amount equal to the proceeds received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the short sale. Short sales represent obligations of a Fund to make future delivery of specific securities and, correspondingly, create an obligation to purchase the security at market prices prevailing at the later delivery date (or to deliver the security if already owned by the Fund). Upon the termination of a short sale, a Fund will recognize a gain, limited to the price at which the Fund sold the security short, if the market price is less than the proceeds originally received. A Fund will recognize a loss, unlimited in magnitude, if the market price at termination is greater than the proceeds originally received. As a result, short sales create the risk that a Fund’s ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received or the liability recorded in the financial statements. Financial Services Fund, Small Cap Financial Fund, Small Cap Value Fund and Technology Fund did not engage in short selling during the year ended October 31, 2003.

Repurchase Agreements — Each Fund has agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreement”). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which the Adviser considers creditworthy pursuant to criteria approved by the Trust’s Board of Trustees. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

Investment Transactions and Investment Income — Transactions are accounted for based on the trade date (the day in which the order to buy or sell is executed). The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions — Dividends from net investment income, if any, will be declared and paid at least annually to shareholders of each of the Funds. Distributions from net realized capital gains, if any, will be distributed at least annually for each Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are considered either temporary or permanent in nature. To the extent differences are permanent in nature, such amounts are reclassified within capital accounts based on their U.S. federal tax-basis treatment, and temporary differences do not require reclassification.

FBR Family of Funds

FBR Financial Services Fund

FBR Small Cap Financial Fund

FBR Small Cap Value Fund

FBR Technology Fund

Notes to Financial Statements (continued)

2.	Transactions with Affiliates and Related Parties

FBR Fund Advisers, Inc. (the “Adviser”) serves as each Fund’s investment adviser. For its advisory services, the Adviser receives a monthly fee equal to 0.90% of each Fund’s average daily net assets, computed daily and paid monthly. The Adviser has contractually undertaken to limit each Fund’s total operating expenses to the extent that such expenses exceed 1.95% of each Fund’s average daily net assets. As necessary, these limitations were effected by waivers by the Adviser. The Funds will not pay the Adviser at a later time for any amounts it may waive.

The Trust, on behalf of each Fund, has adopted an amended and restated Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, each Fund pays FBR Investment Services, Inc. (the “Distributor”) a fee at an annual rate of 0.25% of each Fund’s average daily net assets. Fees paid to the Distributor under the Plan are payable without regard to actual expenses incurred.

FBR National Trust Company, formerly FBR National Bank & Trust, (the “Administrator”), an affiliate of the Adviser, provides administrative, transfer agency and custodial services to the Funds and pays the operating expenses (not including extraordinary legal fees, marketing costs, outside of routine shareholder communications, interest costs and distribution costs that exceed 0.25%) of the Funds. For these services, the Administrator receives a fee at an annual rate based on each Fund’s net assets as follows: greater of 1% or $125,000 on the first $20 million; $200,000 plus 0.33 1/3% on assets greater than $20 million, but less than $50 million; $300,000 plus 0.10% on assets greater than $50 million but less than $100 million; $350,000 plus 0.35% on assets greater than $100 million, but less than $500 million; or $1,750,000 plus 0.275% on assets greater than $500 million.

At October 31, 2003, the statement of net assets includes the following amounts payable to the Adviser, Administrator and Distributor:

	Financial Services Fund	Small Cap Financial Fund	Small Cap Value Fund	Technology Fund
Adviser	$25,690	$364,056	$257,374	$—

Administrator	20,820	141,541	100,090	10,616

Distributor	7,124	101,126	71,493	1,256

For the year ended October 31, 2003, the Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund paid $1,360, $55,354 and $10,200, respectively, in brokerage commissions from portfolio transactions executed on behalf of the Funds to FBR Group, an affiliate of the Adviser, Distributor and the Administrator.

Sub-Advisory Agreement — Small Cap Value Fund — On June 1, 2000, the Adviser retained Akre Capital Management, LLC (“ACM”) to serve as investment sub-adviser to the Small Cap Value Fund. Under the terms of the Sub-Advisory Agreement, the Adviser, and not the Small Cap Value Fund, will pay ACM an annual fee equal to the greater of (i) 0.40% of the Small Cap Value Fund’s average daily net assets (which shall be accrued daily and paid monthly), or (ii) $3,500 per month. There is no change in the advisory fee paid to the Adviser by the Small Cap Value Fund.

FBR Family of Funds

FBR Financial Services Fund

FBR Small Cap Financial Fund

FBR Small Cap Value Fund

FBR Technology Fund

Notes to Financial Statements (continued)

3.	Investment in Securities

For the year ended October 31, 2003, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

FUND	PURCHASES	SALES
Financial Services Fund	$25,373,085	$15,614,909
Small Cap Financial Fund	137,277,340	51,406,498
Small Cap Value Fund	186,694,924	17,873,202
Technology Fund	6,370,818	4,737,919

4.	Securities Lending

Loans of securities are required at all times to be secured by collateral equal to at least 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds. The Funds had no securities on loan to brokers at October 31, 2003.

5.	Line of Credit

The Trust has a line of credit (“Credit Agreement”) with Custodial Trust Company (“CTC”) for temporary or emergency purposes. Under the Credit Agreement, CTC provides a line of credit in an amount up to the maximum amount permitted under the Investment Company Act and each Fund’s prospectus. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at 100 basis points (100 basis points = 1%) over the Fed Funds Rate. At October 31, 2003, the Funds had no borrowings outstanding.

6.	Federal Income Taxes

Each Fund intends to distribute substantially all of its taxable income and to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, each Fund intends not to be subject to a U.S. federal excise tax.

FBR Family of Funds

FBR Financial Services Fund

FBR Small Cap Financial Fund

FBR Small Cap Value Fund

FBR Technology Fund

Notes to Financial Statements (continued)

Tax Components of Distributions to Shareholders:

	Ordinary Income		Long-Term Capital Gains
	Dollar Amount	Per share Amount	Dollar Amount	Per share Amount
FBR Financial Services Fund
For the Year Ended October 31, 2003	$127,702	$0.086100	—	—
For the Year Ended October 31, 2002	$112,902	$0.075668	$1,623,255	$1.153347
FBR Small Cap Financial Fund
For the Year Ended October 31, 2003	$1,897,619	$0.130900	$8,819,518	$0.639300
For the Year Ended October 31, 2002	$2,945,364	$0.468784	$1,939,721	$0.342112
FBR Small Cap Value Fund
For the Year Ended October 31, 2003	—	—	—	—
For the Year Ended October 31, 2002	—	—	$205,736	$0.169254

FBR Technology Fund has not had distributions since its inception date of February 1, 2002.

As of October 31, 2003, components of distributable earnings on a tax basis are as follows:

	FBR Financial Services Fund	FBR Small Cap Financial Fund	FBR Small Cap Value Fund	FBR Technology Fund
Cost of investment securities	$28,661,466	$369,895,337	$277,398,533	$5,021,959

Gross unrealized appreciation	7,146,534	144,692,747	70,891,421	1,157,550
Gross unrealized depreciation	(168,050)	(1,067,553)	(1,178,128)	(45,751)

Net unrealized appreciation	6,978,484	143,625,194	69,713,293	1,111,799
Undistributed ordinary income	102,208	1,168,544	—	66,593
Undistributed long-term capital gains	126,663	10,629,696	298,205	7,046
Other temporary difference	—	—	(67)	—

Accumulated earnings	$7,207,355	$155,423,434	$70,011,431	$1,185,438

Reclassification of Capital Accounts: As of October 31, 2003, the Funds made the following reclassifications:

	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gains
FBR Financial Services Fund	(139)	(2,001)	2,140
FBR Small Cap Financial Fund	—	(14,422)	14,422
FBR Small Cap Value Fund	(266,574)	1,221,676	(955,102)
FBR Technology Fund	—	43,256	(43,256)

The above reclassifications have no effect on the Funds’ net assets or net asset value per share.

FBR Family of Funds

FBR Financial Services Fund

FBR Small Cap Financial Fund

FBR Small Cap Value Fund

FBR Technology Fund

Report of Independent Certified Public Accountants

To the Board of Trustees and Shareholders

FBR Family of Funds

We have audited the accompanying statements of net assets of the FBR Financial Services Fund, FBR Small Cap Financial Fund, FBR Small Cap Value Fund and FBR Technology Fund (the “Funds”), as of October 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years or period then ended, and the financial highlights for each of the two years or period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended October 31, 2001 were audited by other auditors whose report dated December 7, 2001 expressed an unqualified opinion on such statement and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the FBR Financial Services Fund, FBR Small Cap Financial Fund, FBR Small Cap Value Fund and FBR Technology Fund as of October 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years or period then ended, and the financial highlights for each of the two years or period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania

December 19, 2003

FBR Family of Funds

FBR Financial Services Fund

FBR Small Cap Financial Fund

FBR Small Cap Value Fund

FBR Technology Fund

Supplemental Information (unaudited)

Information pertaining to the Trustees and Officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge upon request by calling 888.888.0025.

Name, Age, Address, Position with Trust	Term of Office and Tenure	No. of Funds in Complex Overseen	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee

Michael A. Willner, 47 4922 Fairmont Avenue Bethesda, MD 20814 Trustee	Trustee since 2000	12	CEO, AlphaGrip, Inc. since 2001; President Traders, Inc., 1996-2000.	None

F. David Fowler, 70 4922 Fairmont Avenue Bethesda, MD 20814 Trustee	Trustee since 2000	12	Retired, 1997; Dean, The George Washington University School of Business and Public Management, 1992-1997.	Micro Strategy

Louis T. Donatelli, 70 4922 Fairmont Avenue Bethesda, MD 20814 Trustee	Trustee since 2000	12	Chairman, Donatelli and Klein, Inc., since 2001 (President 1973-2001); Chairman, First Potomac Realty Investment Trust since 1997.	First Potomac Realty Trust

David H. Ellison*, 45 4922 Fairmont Avenue Bethesda, MD 20814 President	President since 2001	7	Director, CEO and President, FBR Fund Advisers, Inc. since 1999; Fund Manager, FBR Family of Funds, since 1996; Member of Advisory Group, FBR American Gas Index Fund, Inc., since 2001; and President, Money Management Advisers, Inc., 2001-2002.	None

Winsor H. Aylesworth*, 56 4922 Fairmont Avenue Bethesda, MD 20814 Vice President and Treasurer	Vice President and Treasurer since 1998	7	Portfolio Manager, FBR Fund Advisers, Inc. since 1998; Member of Advisory Group, FBR American Gas Index Fund, Inc., since 2001; Vice President, Money Management Advisers, Inc., 2001-2002; President, GrandView Advisors, Inc., 2001-2002.	None

W. Bart Sanders*, 39 4922 Fairmont Avenue Bethesda, MD 20814 Vice President	Vice President since 2000	7	Senior Vice President of Fund Operations, FBR Fund Advisers, Inc., since 1999; Head Trader for the FBR Fund Advisers, Inc., since 1997; Vice President, Money Management Advisers, Inc., 2001-2002.	None

Susan L. Silva*, 36 4922 Fairmont Avenue Bethesda, MD 20814 Vice President and Controller	Vice President and Controller since 2002	12	Vice President, FBR National Bank & Trust since 2002; Manager, Fund Accounting, FBR National Bank & Trust, since 2000; Manager, Fund Accounting, Legg Mason Wood Walker 1996-1999.	None

Kimberly J. Ochterski*, 29 Assistant Vice President and Secretary	Assistant Vice President and Secretary since 2003	12	Secretary and Assistant Vice President of FBR Fund for Government Investors, FBR Fund for Tax-Free Investors, Inc., FBR American Gas Index Fund, Inc., and The FBR Rushmore Fund, Inc., since July 2003. Employee of FBR National Trust Company since August 1998, serving in various capacities, including Fund Accounting Supervisor and Transfer Agent Operations Manager.	None

*	Interested Person

Each Trustee will hold office until the Fund’s next special meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal.

F R I E D M A N B I L L I N G S R A M S E Y

FBR Family of Funds
FBR MUTUAL FUNDS 888.888.0025 www.fbr.com/funds/

Annual Report October 31, 2003
Investment Adviser FBR FUND ADVISERS, INC. 1001 NINETEENTH STREET NORTH ARLINGTON, VIRGINIA 22209

Distributor FBR INVESTMENT SERVICES, INC. 4922 FAIRMONT AVENUE BETHESDA, MARYLAND 20814

Administrator, Custodian and Transfer Agent FBR NATIONAL TRUST COMPANY 4922 FAIRMONT AVENUE BETHESDA, MARYLAND 20814

Sub-Transfer Agent INTEGRATED FUND SERVICES, INC. P.O. Box 5354 CINCINNATI, OHIO 45201

Independent Public Accountants TAIT, WELLER & BAKER 1818 MARKET STREET PHILADELPHIA, PENNSYLVANIA 19103

This report is not authorized for distribution to prospective investors unless it is preceded or accompanied by a current prospectus.

ITEM 2.	CODE OF ETHICS.

The registrant undertakes to provide a copy of such code to any person upon request, without charge, by calling 888.888.0025.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors determined at a meeting held October 21, 2003 that F. David Fowler qualifies as an Audit Committee Financial Expert and he is “independent” as defined under the relevant Securities and Exchange Commission rules and releases.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEMS 5-6. [RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Registrant is an open-end management investment company.

ITEM 8.	[RESERVED]

ITEM 9.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant in this Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FBR Family of Funds

By (Signature and Title)*	/s/ Susan L. Silva	12/30/03

	Susan L. Silva Vice President and Controller FBR Family of Funds	Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David Ellison	12/30/03

	David Ellison President and Chief Investment Officer FBR Family of Funds (Principal Executive Officer)	Date

By (Signature and Title)	/s/ Susan L. Silva	12/30/03

	Susan L. Silva Vice President and Controller FBR Family of Funds (Principal Financial Officer and Accounting Officer)	Date